Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liability [Abstract]
Schedule of Reconciles the Warrant Liability	The following table reconciles the warrant liability.
	Year ended December 31, 2023		Year ended December 31, 2022
($ thousands)	Number of Warrants	Amount	Number of Warrants	Amount
Balance, beginning of year	-	$-	-	$-
Warrants issued	5,000,000	35,644	-	-
MBSC warrants converted	2,526,667	17,959
Change in fair value	-	(34,973)	-	-
Balance, end of period	7,526,667	$18,630	-	$-
Common shares issuable on exercise	7,526,667	-	-	-

Schedule of Fair Value of Each Warrant Was Estimated on its Grant Date Using the Black Scholes Merton Valuation Model	The fair value of each warrant was estimated on its grant date using the Black Scholes Merton valuation model with the following assumptions:
2023 Assumptions
Average risk-free interest rate	4.2%
Average expected dividend yield	-
Average expected volatility (1)	70%
Average expected life (years)	5
(1)	Expected volatility has been based on historical share volatility of similar market participants